CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	1,841,227	1,044,345	2,779,325	2,318,443
Research and product development	418,763	237,787	950,470	822,922
Total operating expense	2,259,990	1,282,132	3,729,795	3,141,365
Loss from operations	(2,259,990)	(1,282,132)	(3,729,795)	(3,141,365)
Other income (expense)
Interest expense	(94,016)	(76,338)	(312,185)	(308,983)
Accretion of debt discount	(345,147)	(364,059)	(1,311,445)	(2,335,954)
Change in fair value of derivative liability				1,714,395
Loan conversion inducement expense				(565,406)
Total other income (expense)	(439,163)	(440,397)	(1,623,630)	(1,495,948)
Net loss	$ (2,699,153)	$ (1,722,529)	$ (5,353,425)	$ (4,637,313)
Basic and Diluted Loss per Common Share	$ (0.08)	$ (0.06)	$ (0.17)	$ (0.17)
Weighted average number of common shares outstanding - basic and diluted	35,373,077	28,566,605	31,299,979	27,295,540